Other liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities	Other liabilities

		December 31,	December 31,
As at	Note	2024	2023
Retirement liabilities		$97	$106
Non-current portion of reforestation obligations		47	53
Non-current portion of decommissioning obligations		24	16
Non-current portion of lease obligations		19	26
Export duties	26	46	24
Electricity swaps	23	8	12
Other		22	22
		$264	$260
Reforestation and decommissioning obligations
Reforestation and decommissioning obligations relate to our responsibility for reforestation under various timber licences and our obligations related to landfill closure and other site remediation costs.
Accounting policies
Reforestation obligations are measured at the present value of the expected expenditures required to settle the obligations and are accrued and charged to earnings when timber is harvested. The reforestation obligation is accreted over time through charges to finance expense and reduced by silviculture expenditures. Changes to estimates are credited or charged to earnings.
We record a liability for decommissioning obligations in the period a reasonable estimate can be made. The liability is determined using estimated closure and/or remediation costs and discounted using an appropriate discount rate. On initial recognition, the carrying value of the liability is added to the carrying amount of the associated asset and amortized over its useful life, or expensed when there is no related asset. The liability is accreted over time through charges to finance expense and reduced by actual costs of settlement. Changes to estimates result in an adjustment of the carrying amount of the associated asset or, where there is no asset, they are credited or charged to earnings.
Reforestation and decommissioning obligations are discounted at the risk-free rate at the balance sheet date.
Supporting information

		Reforestation		Decommissioning
	Note	2024	2023	2024	2023
Beginning of year		$92	$93	$37	$35
Acquisition	3	—	3	1	1
Transfer to disposal groups held for sale	6	—	—	—	(2)
Liabilities recognized		49	46	9	3
Liabilities settled		(61)	(52)	(4)	(1)
Change in estimates		10	—	3	—
Foreign exchange		(7)	2	(3)	1
End of year		83	92	43	37
Less: current portion		(36)	(39)	(19)	(21)
		$47	$53	$24	$16
The total undiscounted amount of the estimated cash flows required to satisfy these obligations is $139 million (December 31, 2023 - $137 million). The cash flows have been discounted using risk-free rates ranging from 2.50% to 3.33% (2023 - 2.50% to 3.88%).
The timing of reforestation expenditures is based on the estimated period required to ensure the associated areas are well established and attain free to grow status, which is generally between 12 to 15 years. Payments relating to landfill closures and site remediation are expected to occur over periods ranging up to 50 years.